Consecutive Installments and Amortization Date (Detail)	Dec. 31, 2011 CNY	Dec. 31, 2011 Secured Debt USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
July 31, 2012		$ 55,000,000
July 31, 2013		60,000,000
July 31, 2014		65,000,000
September 15, 2015		60,000,000
Total	1,512,216,000	$ 240,000,000